Commitments and Contingencies - Assets Pledged, Claims and Legal Proceedings (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies
Book value of assets pledged as security for long-term debt and interest rate swap obligations	$ 1,722	$ 1,767